Consolidated Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 4,585,547	$ 2,732,973
Adjustments to reconcile net income to net cash used in operating activities:
Dividends earned on marketable securities held in Trust Account		(1,702,524)
Formation costs paid by stockholder in form of capital contribution	229
Interest earned on marketable securities held in Trust Account	(3,213)
Offering costs allocated to warrants	505,696
Interest expense		8,321
Change in fair value of Sponsor Working Capital Loan		(17,400)
Change in fair value of warrant liability	(5,621,902)	(3,612,764)
Changes in operating assets and liabilities:
Prepaid expenses	(171,837)	146,087
Accounts payable		720,507
Accrued expenses and other current liabilities	125,821	252,559
Income tax payable		159,122
Franchise tax payable	120,647	79,353
Net cash used in operating activities	(459,012)	(1,233,766)
Cash flows from investing activities:
Investment of cash into Trust Account	(116,725,000)	(2,300,000)
Proceeds from Trust Account to pay income tax		130,000
Net cash used in investing activities	(116,725,000)	(2,170,000)
Cash flows from financing activities:
Proceeds from Sponsor Working Capital Loan		960,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discount paid	113,050,000
Proceeds from sale of Placement Units	5,216,750	2,300,000
Payment of offering costs	(770,143)
Net cash provided by financing activities	117,521,607	3,260,000
Net Change in Cash	337,595	(143,766)
Cash — Beginning of period		337,595
Cash — End of period	337,595	193,829
Supplemental disclosure of non-cash investing and financing activities
Remeasurement of Class A common stock to redemption amount		3,416,615
Proceeds in excess of initial fair value of working capital loan		792,600
Initial measurement of Placement Warrants		12,938
Deferred underwriting fee payable	3,450,000
Initial Classification of Class A common stock subject to redemption	116,725,000
Proceeds from promissory note and repayment	186,542
Supplemental cash flow information
Cash paid for income taxes		$ 130,000